ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses	¥ 99,920	$ 15,313	¥ 81,407
Salaries and welfare payable	24,701	3,786	21,959
Business and other taxes payable	8,396	1,287	3,822
Payable to acquire the non-controlling interests of CCM(HK)	25,166	3,857	44,963
MD Anderson consulting fee payable	20,391	3,125	41,478
Acquisition payable for investment in CMCC	11,863	1,818	12,657
Contractual liabilities	87,740	13,447	3,190
Other payables	51,913	7,956	67,625
Total	¥ 330,090	$ 50,589	¥ 277,101